Other Real Estate Owned (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Real Estate Owned Rollforward
Balance at beginning of the period	$ 188,855	$ 136,705	$ 188,855	$ 212,573
Write-downs in value		(6,125)	(13,641)	(25,198)
Additions		69,431	51,855	89,593
Sales		(77,029)	(89,720)	(87,183)
Other adjustments		(910)	(644)	(930)
Transfer to non-covered status			0
Ending balance		122,072	136,705	188,855
Non-covered loans | Mortgages
Other Real Estate Owned Rollforward
Balance at beginning of the period	147,849	114,911	147,849	160,044
Write-downs in value		(4,541)	(10,380)	(16,876)
Additions		62,630	41,167	70,763
Sales		(67,137)	(78,330)	(68,145)
Other adjustments		(750)	(728)	2,063
Transfer to non-covered status	15,300		15,333
Ending balance		105,113	114,911	147,849
Non-covered loans | Commercial / Construction
Other Real Estate Owned Rollforward
Balance at beginning of the period	21,411	21,794	21,411	20,401
Write-downs in value		(1,584)	(2,974)	(5,011)
Additions		6,801	10,688	8,918
Sales		(9,892)	(8,108)	(2,765)
Other adjustments		(160)	777	(132)
Transfer to non-covered status			0
Ending balance		16,959	21,794	21,411
Covered loans | Mortgages
Other Real Estate Owned Rollforward
Balance at beginning of the period	$ 19,595	$ 0	19,595	32,128
Write-downs in value			(287)	(3,311)
Additions			0	9,912
Sales			(3,282)	(16,273)
Other adjustments			(693)	(2,861)
Transfer to non-covered status			(15,333)
Ending balance			$ 0	$ 19,595